UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2022 (Unaudited)

Performance preview (for the year ended August 31, 2022)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	-8.28%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	-8.51%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-9.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 10 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	-8.12%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	-8.32%
Bloomberg 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	-7.09%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	-7.46%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified state or city basis.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	-8.58%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	-8.79%
Bloomberg Municipal Bond Index (benchmark)	1-year return	-8.63%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-9.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Portfolio management review

Delaware Funds by Macquarie® Minnesota municipal bond funds

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

As the fiscal year ended August 31, 2022, progressed, investors’ initial optimism about US economic growth gradually gave way to concern that new COVID-19 variants – first Delta, then Omicron – would delay the country’s emergence from the pandemic. Over time, however, as it became evident that Omicron infections were milder for many people, day-to-day concerns about COVID-19 appeared to ease, and economic and health restrictions were gradually lifted.

An ultimately more worrisome development for policymakers and investors alike, however, was the sharp rise in US inflation. Much higher energy prices, exacerbated by Russia’s February 2022 invasion of Ukraine, combined with supply chain challenges to trigger an across-the-board increase in prices. In August 2022, the US Consumer Price Index (CPI) rose an annualized 8.3%, still very high historically but an improvement from the June 2022 peak of 9.1%, which was the largest such 12-month increase in 40 years.

As the US Federal Reserve became increasingly concerned about inflation’s threat to the US economy, the central bank sought to slow the cycle of rising prices by moving aggressively to raise short-term interest rates. The Fed initiated several such rate hikes between March and August 2022. At the end of this fiscal year, the federal funds rate stood at 2.50%, up from zero just several months earlier. In addition, as of the end of August, the Fed was widely expected to continue raising rates later in 2023.

Against this backdrop, the US economy began the Funds’ fiscal year on a strong upswing but finished it on a downward path. In the third quarter of 2021, US gross domestic product (GDP) – a measure of all goods and services produced by the nation in a year – grew by an annualized 2.3%, followed by a fourth-quarter 2021 increase of 6.9%. As economic challenges mounted, however, US GDP turned negative, contracting by 1.6% in the first quarter of 2022 and an estimated 0.6% in the year’s second quarter.

Despite the deteriorating economic environment, US employment trends continued to improve throughout most of the fiscal year. At the start of the 12-month time frame, the country’s jobless rate was 5.2%, well below the pandemic-era peak of 14.7% in April 2020. By the end of the fiscal year, the rate was 3.7%, near an all-time low.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned -8.63% for the fiscal year ended August 31, 2022.

An unfavorable technical backdrop for municipal bonds weighed significantly on the asset class, especially in the first seven months of 2022, when essentially all the negative return seen in the Bloomberg Municipal Bond Index occurred. After five months of positive investment flows into municipal bond mutual funds, market conditions dramatically shifted in 2022. As rates rose sharply and investors feared that significantly higher inflation would eventually lead to even more Fed rate hikes, municipal fund inflows turned to substantial outflows, pushing down bond values.

Against this backdrop, bonds with longer maturities and higher durations (meaning more interest rate sensitivity) tended to underperform their intermediate- and shorter-dated counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally lagged higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) also struggled, though they modestly outperformed their lower-investment-grade counterparts, perhaps due to the volatility-dampening effect of their higher income.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2022.

Returns by maturity
1 year	-1.59%
3 years	-3.94%
5 years	-5.81%
10 years	-7.56%
22+ years	-14.09%

Returns by credit rating
AAA	-8.23%
AA	-8.30%
A	-8.93%
BBB	-10.61%

Source: Bloomberg.

Maintaining a consistent strategy

For the three Funds profiled in this report, our overarching management approach remained consistent, as it does regardless of market conditions. We follow a bottom-up investment approach, meaning we depend on our team’s deep credit research to select securities on an issuer-by-issuer basis. Our strategy regularly emphasizes tax-exempt bonds that provide the Funds’ shareholders with what we believe is a favorable balance between the securities’ risk and return potential.

As we pursue this approach for the Funds, we typically maintain relatively less exposure to highly rated, lower yielding bonds. Instead, we tend to emphasize lower-rated, higher yielding bonds with what we believe is solid underlying credit, as we believe these securities tend to offer more attractive risk-reward opportunity for shareholders.

Portfolio management review

Delaware Funds by Macquarie® Minnesota municipal bond funds

For the three Minnesota-focused Funds, however, we also recognize that the lower-rated, higher yielding bonds that we prefer can be harder to come by, given the distinct characteristics of this state’s municipal marketplace. Minnesota municipal bond issuance tends to feature a higher proportion of highly rated state and local general obligation issues. As a result, our approach with these Funds is to invest in those securities that provide what we believe is the most attractive opportunity at any given time, while continually seeking suitable lower-rated issues to fulfill our management goals.

As of August 31, 2022, roughly 27% of the net assets of both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund were invested in bonds with lower-investment-grade credit ratings (A and BBB). Both Funds also maintained allocations to high yield municipal bonds, referring to securities with credit ratings below BBB-. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2022, about 38% of its portfolio was held in bonds with credit ratings below BBB, including non-rated bonds.

Responding to market conditions

As municipal market conditions weakened in 2022, many mutual funds experienced net shareholder redemptions, including both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund. At various times, then, we had to sell bonds held by the Funds to generate proceeds to fund these redemptions. We were careful to sell bonds in a disciplined way, so that we could preserve the Funds’ balanced positioning as much as possible.

Delaware Minnesota High-Yield Municipal Bond Fund, on the other hand, experienced periods of shareholder inflows. This afforded us proceeds available to purchase bonds during the fiscal year. When searching for bonds to add to this Fund’s portfolio, we evaluated investment opportunities on a case-by-case basis, choosing bonds that we found most attractive at those times we had proceeds available to invest. The charter school sector was a notable area of opportunity during the fiscal year, in our view. We have long favored this market segment for investment. Bonds in this area of the market offered what we believed was their most attractive risk-reward trade-off in several years, and we took advantage of periodic opportunities for the Fund to participate in this sector.

Given the municipal bond market’s struggles in 2022, we took advantage of the opportunity to engage in tax-loss swaps in all three Funds. Pursuing this strategy, we exchanged lower yielding bonds for higher yielding ones, finding the most value in the higher credit tiers. These swaps allowed us to take advantage of the opportunity to secure better yields for the Funds at a similar level of risk, while generating tax losses that we will be able to apply against future capital gains.

Individual performance effects

As we discussed, longer-duration bonds generally underperformed shorter-duration bonds for the fiscal year. Additionally, higher-coupon structured bonds tended to outperform. Accordingly, many of the Funds’ strongest and weakest performers over the 12-month period reflected these performance trends.

In Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, for example, some of the weakest-performing securities for the fiscal year were Minnesota Housing Finance Agency bonds. These securities, yielding 2.2% and maturing in 2051, declined more than 25% for the Funds, hampered by their relatively long maturity date and low coupon – two characteristics investors saw as undesirable during the fiscal period.

Other longer-duration, lower-coupon holdings experienced similar performance challenges. In Delaware Tax-Free Minnesota Fund, for example, bonds for St. Luke’s Hospital in Duluth, with a 2044 maturity date and 3.0% coupon, declined close to 30%. In Delaware Tax-Free Minnesota Intermediate Fund, the weakest individual performers for the fiscal year were lower-coupon, longer-maturity issues from St. Olaf College and the White Bear Lake school district, both of which declined more than 20%.

Meanwhile, in Delaware Minnesota High-Yield Municipal Bond Fund, bonds for The Sanctuary at Brooklyn Center, a senior-housing facility in Brooklyn Center, Minn., declined more than 25% for the Fund’s fiscal year, likely reflecting some of the issuer’s prior financial challenges.

In contrast, most of the Funds’ strongest individual performers were bonds of creditworthy issuers with relatively little duration, which helped insulate the securities from higher interest rates.

In Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, for example, positions in currently callable Minnesota state general fund revenue bonds returned close to 4%, a relatively strong return in a challenging market environment.

Similarly, in Delaware Tax-Free Minnesota Intermediate Fund, currently callable bonds for the Walker Methodist Highview Hill senior-living facility in Lakeville, Minn. (up more than 2%) were a relatively strong performer.

Of final note, both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund benefited from an investment in senior-housing bonds for the Abiitan Mill City project in Minneapolis (up more than 3%), whose near-term call dates proved desirable for investors. Similarly, Delaware Minnesota High-Yield Municipal Bond Fund benefited from holding bonds of Orleans Homes, a senior-housing facility in Stillwater (up more than 3%).

Minnesota economic backdrop

In July 2022, Minnesota saw non-farm employment of 2.93 million, an increase of 2.4% from a year earlier. The state’s unemployment rate finished the month at 1.8%, well below the national average of 3.5%. Meanwhile, per capita personal income in the state was slightly more than double the national level. Minnesota’s general fund net receipts for the 2022 fiscal year were projected to total $30.3 billion, roughly 11% higher than forecasted. Meanwhile, net individual income tax collections for fiscal 2022 were expected to be roughly 17% above projections, while sales tax receipts were expected to exceed the forecast by about 1%. (Sources: bls.gov, revenue.state.mn.us)

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. February 27, 1984)
Excluding sales charge	-8.51%	+0.78%	+1.81%	+5.59%
Including sales charge	-12.64%	-0.14%	+1.35%	+5.47%
Class C (Est. May 4, 1994)
Excluding sales charge	-9.23%	+0.03%	+1.06%	+3.41%
Including sales charge	-10.13%	+0.03%	+1.06%	+3.41%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-8.28%	+1.03%	—	+2.60%
Including sales charge	-8.28%	+1.03%	—	+2.60%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Tax-Free Minnesota Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$11,432

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,942
Delaware Tax-Free Minnesota Fund — Institutional Class shares	$10,000	$12,493

Performance summaries

Delaware Tax-Free Minnesota Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. October 27, 1985)
Excluding sales charge	-8.32%	+0.45%	+1.42%	+4.21%
Including sales charge	-10.86%	-0.12%	+1.13%	+4.13%
Class C (Est. May 4, 1994)
Excluding sales charge	-9.02%	-0.39%	+0.56%	+2.70%
Including sales charge	-9.91%	-0.39%	+0.56%	+2.70%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-8.12%	+0.61%	—	+1.93%
Including sales charge	-8.12%	+0.61%	—	+1.93%
Bloomberg 3–15 Year Blend Municipal
Bond Index	-7.09%	+1.32%	+2.13%	+2.48%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.00%	1.75%	0.75%
Net expenses (including fee waivers, if any)	0.81%	1.56%	0.56%
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,344
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$11,190

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,592
Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$10,000	$11,802

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The Bloomberg 3-15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2022 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2022
	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	-8.79%	+1.23%	+2.19%	+4.39%
Including sales charge	-12.87%	+0.30%	+1.72%	+4.21%
Class C (Est. June 7, 1996)
Excluding sales charge	-9.46%	+0.47%	+1.43%	+3.61%
Including sales charge	-10.35%	+0.47%	+1.43%	+3.61%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-8.58%	+1.48%	—	+3.02%
Including sales charge	-8.58%	+1.48%	—	+3.02%
Bloomberg Municipal Bond Index	-8.63%	+1.28%	+2.25%	+2.76%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.72%	0.72%
Net expenses (including fee waivers, if any)	0.88%	1.63%	0.63%
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares
For the period August 31, 2012 through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,493
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$11,858

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2022

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,944
Delaware Minnesota High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$12,942

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2012, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2012.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2022 to August 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2022 to August 31, 2022 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$937.30	0.85%	$4.15
Class C	1,000.00	934.00	1.60%	7.80
Institutional Class	1,000.00	939.30	0.60%	2.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$943.50	0.82%	$4.02
Class C	1,000.00	939.20	1.56%	7.63
Institutional Class	1,000.00	943.80	0.56%	2.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratio	Expenses Paid During Period 3/1/22 to 8/31/22*
Actual Fund return†
Class A	$1,000.00	$934.70	0.87%	$4.24
Class C	1,000.00	931.30	1.62%	7.89
Institutional Class	1,000.00	935.80	0.62%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.82	0.87%	$4.43
Class C	1,000.00	1,017.04	1.62%	8.24
Institutional Class	1,000.00	1,022.08	0.62%	3.16

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.82%
Corporate Revenue Bonds	2.10%
Education Revenue Bonds	21.23%
Electric Revenue Bonds	8.53%
Healthcare Revenue Bonds	23.95%
Housing Revenue Bonds	0.49%
Lease Revenue Bonds	2.23%
Local General Obligation Bonds	13.12%
Pre-Refunded/Escrowed to Maturity Bonds	2.86%
Special Tax Revenue Bonds	4.21%
State General Obligation Bonds	10.23%
Transportation Revenue Bonds	5.26%
Water & Sewer Revenue Bonds	2.61%
Short-Term Investments	2.87%
Total Value of Securities	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	94.43%
Puerto Rico	5.26%
Total Value of Securities	99.69%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.34%
Corporate Revenue Bond	1.11%
Education Revenue Bonds	15.96%
Electric Revenue Bonds	5.39%
Healthcare Revenue Bonds	28.50%
Housing Revenue Bonds	0.62%
Lease Revenue Bonds	4.47%
Local General Obligation Bonds	20.60%
Pre-Refunded/Escrowed to Maturity Bonds	2.56%
Special Tax Revenue Bonds	2.75%
State General Obligation Bonds	11.52%
Transportation Revenue Bonds	3.33%
Water & Sewer Revenue Bonds	1.53%
Short-Term Investments	0.63%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.94%
Puerto Rico	3.03%
Total Value of Securities	98.97%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.14%
Corporate Revenue Bonds	2.24%
Education Revenue Bonds	27.08%
Electric Revenue Bonds	4.42%
Healthcare Revenue Bonds	31.09%
Housing Revenue Bonds	1.58%
Lease Revenue Bonds	2.40%
Local General Obligation Bonds	7.40%
Pre-Refunded/Escrowed to Maturity Bonds	2.73%
Special Tax Revenue Bonds	4.40%
State General Obligation Bonds	8.30%
Transportation Revenue Bonds	4.55%
Water & Sewer Revenue Bonds	0.95%
Short-Term Investments	1.93%
Total Value of Securities	99.07%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	94.00%
Puerto Rico	5.07%
Total Value of Securities	99.07%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 96.82%
Corporate Revenue Bonds — 2.10%
Cottonwood Revenue (Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$765,050
Minnesota Municipal Gas Agency Revenue (Subordinate) Series A 4.00% 12/1/52 •	2,000,000	2,029,880
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	8,570,118
		11,365,048
Education Revenue Bonds — 21.23%
Bethel Charter School Lease Revenue (Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	786,526
Series A 4.25% 7/1/47	1,550,000	1,349,771
Series A 4.375% 7/1/52	400,000	348,600
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,227,004
Series A 5.00% 3/1/39	385,000	369,130
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	251,502
Series A 5.00% 7/1/45	1,705,000	1,706,944
Deephaven Charter School Lease Revenue (Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,039,140
Duluth Housing & Redevelopment Authority Revenue (Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	693,070
Series A 5.00% 11/1/48	2,800,000	2,662,632
Duluth Independent School District No. 709 Certificates of Participation Series B 5.00% 2/1/28	350,000	388,867
Forest Lake Charter School Lease Revenue (Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	406,232
Series A 5.375% 8/1/50	1,690,000	1,721,637
Series A 5.50% 8/1/36	580,000	591,026
Series A 5.75% 8/1/44	1,190,000	1,214,823

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Ham Lake Charter School Lease Revenue (Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	$767,586
Series A 5.00% 7/1/47	2,290,000	2,210,880
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	580,000	582,674
Series A 5.00% 7/1/44	2,545,000	2,501,658
Minneapolis Charter School Lease Revenue (Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	764,843
Series A 5.50% 6/1/57	500,000	512,465
(Hiawatha Academies Project) Series A 144A 5.00% 7/1/32 #	300,000	298,827
Series A 144A 5.375% 7/1/42 #	880,000	867,786
Series A 144A 5.50% 7/1/52 #	1,440,000	1,412,971
Series A 144A 5.50% 7/1/57 #	1,120,000	1,089,446
Minneapolis Student Housing Revenue (Riverton Community Housing Project) 5.25% 8/1/39	470,000	475,856
5.50% 8/1/49	2,260,000	2,289,312
Minnesota Higher Education Facilities Authority Revenue (Bethel University)
5.00% 5/1/37	1,250,000	1,265,575
5.00% 5/1/47	250,000	250,598
(Carleton College) 4.00% 3/1/35	1,000,000	1,022,910
4.00% 3/1/36	415,000	422,881
5.00% 3/1/44	2,110,000	2,245,504
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	944,080
(College of St. Scholastica) 4.00% 12/1/29	280,000	284,864
4.00% 12/1/30	290,000	292,685
4.00% 12/1/33	500,000	495,535
4.00% 12/1/34	500,000	491,960
4.00% 12/1/40	1,200,000	1,141,464
(Gustavus Adolphus College) 5.00% 10/1/47	6,600,000	6,768,432
(St. Catherine University) Series A 4.00% 10/1/36	925,000	914,020

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University)
Series A 5.00% 10/1/35	875,000	$931,543
Series A 5.00% 10/1/45	2,120,000	2,212,559
(St. John’s University) Series 8-I 5.00% 10/1/32	500,000	522,560
Series 8-I 5.00% 10/1/33	250,000	260,718
(St. Olaf College) 3.00% 10/1/38	1,000,000	846,470
3.00% 10/1/41	1,585,000	1,273,643
4.00% 10/1/46	1,625,000	1,566,224
4.00% 10/1/50	565,000	541,993
Series 8-G 5.00% 12/1/31	745,000	788,858
Series 8-G 5.00% 12/1/32	670,000	708,384
Series 8-N 4.00% 10/1/35	500,000	503,185
(Trustees of The Hamline University) Series B 5.00% 10/1/37	955,000	976,554
Series B 5.00% 10/1/38	1,000,000	1,021,340
Series B 5.00% 10/1/39	170,000	173,410
Series B 5.00% 10/1/40	625,000	636,719
Series B 5.00% 10/1/47	1,060,000	1,071,925
(University of St. Thomas) 4.00% 10/1/36	1,450,000	1,455,147
4.00% 10/1/37	750,000	748,410
4.00% 10/1/44	1,800,000	1,684,314
5.00% 10/1/40	2,395,000	2,535,131
Series 8-L 5.00% 4/1/35	1,250,000	1,314,663
Series A 4.00% 10/1/34	400,000	404,720
Series A 4.00% 10/1/36	500,000	500,405
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,869,984
Minnesota Office of Higher Education Revenue (Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	805,000	681,545
Minnesota State Colleges & Universities Revenue Series A 5.00% 10/1/26	4,990,000	5,473,731
Otsego Charter School Lease Revenue (Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	509,891
Series A 5.00% 9/1/44	1,165,000	1,096,848

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	875,000	$643,081
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,738,986
(Great River School Project) Series A 144A 4.75% 7/1/29 #	210,000	211,987
Series A 144A 5.50% 7/1/52 #	735,000	745,819
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/43	250,000	247,753
Series A 5.75% 9/1/46	1,000,000	1,036,380
(Nova Classical Academy Project) Series A 4.00% 9/1/36	500,000	454,800
Series A 4.125% 9/1/47	1,750,000	1,492,837
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,458,734
St. Paul Housing & Redevelopment Authority Revenue (Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/30	300,000	319,578
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	3,242,525
Series A 5.00% 9/1/34	2,875,000	3,137,344
Series A 5.00% 4/1/35	3,175,000	3,383,185
Series A 5.00% 4/1/36	2,650,000	2,820,050
Series A 5.00% 4/1/37	1,125,000	1,195,628
Series A 5.00% 11/1/39	5,880,000	6,587,364
Series A 5.00% 9/1/40	1,560,000	1,684,176
Series A 5.00% 9/1/41	1,750,000	1,886,482
Series A 5.00% 4/1/44	3,000,000	3,272,250
		114,941,549
Electric Revenue Bonds — 8.53%
Central Minnesota Municipal Power Agency Revenue (Brookings - Southeast Twin Cities Transmission Project) 4.00% 1/1/42 (AGM)	340,000	333,339
Chaska Electric Revenue (Generating Facilities)
Series A 5.00% 10/1/28	350,000	375,480
Series A 5.00% 10/1/30	1,150,000	1,231,604

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	$994,680
5.00% 10/1/29	395,000	415,978
5.00% 10/1/30	500,000	526,555
5.00% 10/1/33	1,205,000	1,267,238
5.00% 10/1/47	2,000,000	2,151,980
Series A 5.00% 10/1/30	1,060,000	1,116,297
Series A 5.00% 10/1/34	750,000	788,273
Series A 5.00% 10/1/35	1,525,000	1,602,180
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	583,043
5.00% 1/1/28	560,000	607,240
5.00% 1/1/29	805,000	869,707
5.00% 1/1/30	520,000	559,208
5.00% 1/1/31	200,000	217,318
5.00% 1/1/32	210,000	227,632
5.00% 1/1/35	160,000	172,078
5.00% 1/1/36	180,000	193,396
5.00% 1/1/41	400,000	426,804
Series A 5.00% 1/1/25	125,000	126,048
Series A 5.00% 1/1/26	425,000	428,561
Series A 5.00% 1/1/31	520,000	524,098
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	348,300
Series AAA 5.25% 7/1/25 ‡	250,000	203,125
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,523,437
Series WW 5.00% 7/1/28 ‡	1,775,000	1,442,188
Series WW 5.25% 7/1/33 ‡	1,250,000	1,015,625
Series XX 4.75% 7/1/26 ‡	260,000	210,275
Series XX 5.25% 7/1/40 ‡	750,000	609,375
Series XX 5.75% 7/1/36 ‡	925,000	758,500
Series ZZ 4.75% 7/1/27 ‡	210,000	169,838
Series ZZ 5.25% 7/1/24 ‡	350,000	284,375
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,502,052
Series A 5.00% 12/1/47	2,265,000	2,425,747
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,400,560
Series A 5.00% 1/1/42	1,500,000	1,623,465
Series A 5.00% 1/1/46	2,000,000	2,129,080

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/47	3,130,000	$3,371,699
(Capital Appreciation) Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,681,900
St. Paul Housing & Redevelopment Authority
Series A 4.00% 10/1/30	1,235,000	1,294,317
Series A 4.00% 10/1/31	885,000	922,568
Series A 4.00% 10/1/33	365,000	371,494
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/26	1,000,000	1,007,350
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	2,875,000	3,130,156
		46,164,163
Healthcare Revenue Bonds — 23.95%
Anoka Healthcare & Housing Facilities Revenue (The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	992,046
5.375% 11/1/34	320,000	320,458
Apple Valley Senior Housing Revenue (PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	396,785
4.00% 9/1/61	500,000	381,360
(PHS Apple Valley Senior Housing Orchard Path Project)
5.00% 9/1/43	465,000	460,820
5.00% 9/1/58	3,220,000	3,065,440
Apple Valley Senior Living Revenue (Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,016,488
2nd Tier Series B 5.25% 1/1/37	480,000	351,442
4th Tier Series D 7.00% 1/1/37	1,585,000	1,132,530
4th Tier Series D 7.25% 1/1/52	2,580,000	1,699,085
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,074,392
Bethel Senior Housing Revenue (The Lodge at The Lakes at Stillwater Project) 5.00% 6/1/38	450,000	438,480

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Senior Housing Revenue (The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/48	1,000,000	$928,890
5.00% 6/1/53	2,450,000	2,215,437
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	496,645
4.00% 11/1/41	2,000,000	1,904,520
4.50% 11/1/34	1,700,000	1,715,589
5.00% 11/1/26	500,000	518,965
Chatfield Healthcare & Housing Facilities Revenue (Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	433,875
Crookston Health Care Facilities Revenue (Riverview Health Project)
5.00% 5/1/38	100,000	98,717
5.00% 5/1/44	1,500,000	1,453,560
5.00% 5/1/51	1,585,000	1,502,596
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	280,036
Series A 144A 5.00% 8/1/46 #	2,380,000	2,379,834
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	688,448
Series A 5.00% 4/1/40	705,000	657,286
Series A 5.00% 4/1/48	315,000	280,832
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	1,921,280
Series A 5.00% 2/15/48	2,850,000	2,921,906
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	850,000	595,374
Series A 4.00% 6/15/34	215,000	203,252
Series A 4.00% 6/15/36	590,000	547,178
Series A 4.00% 6/15/37	380,000	348,479
Series A 4.00% 6/15/38	150,000	136,014
Series A 4.00% 6/15/39	150,000	134,571
(St. Luke’s Hospital Of Duluth Obligated Group) Series A 4.00% 6/15/36	400,000	370,968

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority (St. Luke’s Hospital Of Duluth Obligated Group) Series B 5.25% 6/15/52	500,000	$509,025
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	500,350
4.00% 4/1/25	660,000	660,086
4.00% 4/1/31	60,000	58,839
Hayward Health Care Facilities Revenue (American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	600,567
5.75% 2/1/44	500,000	443,250
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	400,000	294,140
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,858,580
5.00% 5/1/27	1,400,000	1,500,618
5.00% 5/1/29	1,000,000	1,061,130
5.00% 5/1/30	850,000	899,334
5.00% 5/1/31	500,000	526,080
5.00% 5/1/32	500,000	522,275
(North Memorial Health Care) 4.00% 9/1/35	350,000	328,118
5.00% 9/1/31	1,000,000	1,033,740
5.00% 9/1/32	1,000,000	1,028,940
Maple Plain Senior Housing & Health Care Revenue (Haven Homes Project) 5.00% 7/1/54	3,500,000	3,184,545
Minneapolis Health Care System Revenue (Allina Health System) 4.00% 11/15/40	4,000,000	3,913,200
(Fairview Health Services) Series A 4.00% 11/15/48	5,600,000	5,112,744
Series A 5.00% 11/15/33	500,000	521,175
Series A 5.00% 11/15/34	500,000	519,480
Series A 5.00% 11/15/35	1,000,000	1,066,660
Series A 5.00% 11/15/44	1,000,000	1,023,790
Series A 5.00% 11/15/49	3,475,000	3,611,220

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	$489,115
5.25% 11/1/45	1,950,000	1,931,787
5.375% 11/1/50	455,000	455,036
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,708,797
Rochester Health Care & Housing Revenue (The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,038,468
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/39	3,000,000	2,931,960
5.00% 11/15/57	6,250,000	6,805,500
Sartell Health Care & Housing Facilities Revenue (Country Manor Campus LLC Project)
Series A 5.00% 9/1/32	1,000,000	1,001,310
Series A 5.00% 9/1/35	250,000	243,705
Series A 5.30% 9/1/37	1,200,000	1,197,528
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,245,159
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	915,028
5.00% 9/1/24	575,000	597,166
5.00% 9/1/25	750,000	777,285
5.00% 9/1/26	575,000	594,694
5.00% 9/1/27	405,000	417,992
5.00% 9/1/28	425,000	437,410
5.00% 9/1/29	425,000	436,492
5.00% 9/1/34	730,000	742,344
St. Cloud Health Care Revenue (Centracare Health System Project)
4.00% 5/1/49	5,315,000	4,996,738
5.00% 5/1/48	4,690,000	4,888,434
Series A 4.00% 5/1/37	1,765,000	1,726,805
Series A 5.00% 5/1/46	5,275,000	5,469,067

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	$2,306,773
Series A 5.00% 11/15/47	1,560,000	1,613,805
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,309,604
Series A 5.00% 7/1/32	3,500,000	3,643,500
Series A 5.00% 7/1/33	1,260,000	1,308,031
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,860,928
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Marian Center Project)
Series A 5.30% 11/1/30	500,000	486,725
Series A 5.375% 5/1/43	500,000	452,260
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
3.75% 8/1/36	500,000	448,550
4.00% 8/1/44	800,000	691,304
5.00% 8/1/49	1,000,000	1,000,650
5.00% 8/1/54	875,000	863,957
West St. Paul Housing & Health Care Facilities Revenue (Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	224,145
4.75% 11/1/52	750,000	652,725
Woodbury, Minnesota Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,908,961
		129,661,202
Housing Revenue Bonds — 0.49%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	630,000	476,469
Series I 2.20% 1/1/51	1,195,000	833,441

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,330,306
		2,640,216
Lease Revenue Bonds — 2.23%
Minnesota General Fund Revenue (Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,271,813
Series A 5.00% 6/1/43	3,835,000	3,899,351
Series B 5.00% 3/1/28	2,500,000	2,529,725
Series B 5.00% 3/1/29	1,000,000	1,011,890
Minnesota Housing Finance Agency (State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,625,033
Series C 5.00% 8/1/35	1,645,000	1,707,165
		12,044,977
Local General Obligation Bonds — 13.12%
Anoka-Hennepin Independent School District No. 11 (Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	619,605
Series A 4.00% 2/1/32	300,000	317,397
Blooming Prairie Independent School District No. 756 (School Building) Series A 3.00% 2/1/33	200,000	198,920
Brainerd Independent School District No. 181 (School Building)
Series A 4.00% 2/1/38	1,500,000	1,515,585
Series A 4.00% 2/1/43	3,500,000	3,505,845
Burnsville-Eagan-Savage Independent School District No. 191 (Alternative Facilities)
Series A 4.00% 2/1/28	920,000	950,452
Series A 4.00% 2/1/29	1,800,000	1,857,294
Chaska Independent School District No. 112 (School Building) Series A 5.00% 2/1/27	1,905,000	2,070,240
City of Marshall Series B 4.00% 4/1/28	275,000	295,850

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth (DECC Improvement)
Series A 5.00% 2/1/30	630,000	$679,272
Series A 5.00% 2/1/32	1,000,000	1,075,840
Series A 5.00% 2/1/33	3,585,000	3,880,046
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	167,488
Series A 4.00% 2/1/28	1,250,000	1,308,550
Hennepin County
Series A 5.00% 12/1/26	2,635,000	2,913,519
Series A 5.00% 12/1/36	940,000	1,018,763
Series A 5.00% 12/1/37	5,495,000	5,994,015
Series A 5.00% 12/1/38	3,310,000	3,630,441
Series B 5.00% 12/1/30	1,000,000	1,093,840
Series C 5.00% 12/1/28	1,500,000	1,723,140
Series C 5.00% 12/1/30	1,245,000	1,361,831
Series C 5.00% 12/1/37	3,000,000	3,247,620
Lakeville Independent School District No. 194 (Minnesota School District Credit Enhancement Program) Series B 4.00% 2/1/28	1,000,000	1,063,390
Mahtomedi Independent School District No. 832 (School Building) Series A 5.00% 2/1/30	445,000	466,930
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	460,535
Series A 4.00% 2/1/37	600,000	607,602
Series A 4.00% 2/1/38	625,000	630,581
Series A 5.00% 2/1/33	1,420,000	1,695,068
Series B 4.00% 2/1/36	945,000	967,122
Series B 4.00% 2/1/37	1,255,000	1,270,901
Series B 4.00% 2/1/38	1,305,000	1,316,654
Series D 5.00% 2/1/33	1,710,000	1,980,761
Series D 5.00% 2/1/34	1,900,000	2,189,769
(School Building) Series B 4.00% 2/1/37	1,000,000	1,007,470
Mounds View Independent School District No. 621 (Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,015,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mountain Iron-Buhl Independent School District No. 712 (School Building) Series A 4.00% 2/1/26	1,315,000	$1,376,042
St. Michael-Albertville Independent School District No. 885 (School Building) Series A 5.00% 2/1/27	1,865,000	2,012,130
St. Paul Independent School District No. 625 (School Building) Series D 4.00% 2/1/32	200,000	210,268
Virginia, Minnesota Sales Tax Revenue (General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	516,165
Wayzata Independent School District No. 284 (School Building) Series A 5.00% 2/1/28	1,950,000	2,159,703
White Bear Lake Independent School District No. 624 Series A 3.00% 2/1/43	10,645,000	8,660,665
		71,033,209
Pre-Refunded/Escrowed to Maturity Bonds — 2.86%
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	350,763
Series 7-Q 5.00% 10/1/24-22 §	475,000	476,036
Series 7-Q 5.00% 10/1/27-22 §	200,000	200,436
Minnesota State (Various Purposes) Series A Unrefunded Balance 4.00% 8/1/27-22 §	955,000	955,439
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	304,608
Series B 5.00% 12/1/28-23 §	275,000	283,957
Series B 5.00% 12/1/31-23 §	1,365,000	1,409,458
Series B 5.00% 12/1/33-23 §	300,000	309,771
Rochester Health Care Facilities Revenue (Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	301,136
5.00% 7/1/33-23 §	650,000	663,520
Sartell Health Care & Housing Facilities Revenue (Country Manor Campus LLC Project) Series A 5.25% 9/1/27-22 §	1,280,000	1,281,152

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue (Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	$975,838
Series A 5.00% 11/15/30-25 §	670,000	718,475
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,136,000
Series A 5.00% 1/1/46-24 §	3,000,000	3,102,000
		15,468,589
Special Tax Revenue Bonds — 4.21%
Commonwealth of Puerto Rico (Subordinate) 2.281% 11/1/51 •	3,652,576	1,666,488
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	257,190
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.557% 7/1/46 ^	22,060,000	6,317,763
Series A-1 4.75% 7/1/53	10,200,000	9,754,260
Series A-1 5.00% 7/1/58	1,500,000	1,455,150
Series A-1 5.216% 7/1/51 ^	5,052,000	1,077,390
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	688,431
Series G 5.00% 11/1/31	1,500,000	1,576,560
		22,793,232
State General Obligation Bonds — 10.23%
Commonwealth of Puerto Rico (Restructured)
Series A-1 4.00% 7/1/33	248,337	232,694
Series A-1 4.00% 7/1/35	223,221	205,241
Series A-1 4.00% 7/1/37	191,584	171,676
Series A-1 4.00% 7/1/41	260,480	227,480
Series A-1 4.00% 7/1/46	270,896	230,048
(Subordinate) 2.807% 11/1/43 •	1,233,734	636,915
Minnesota State
Series A 5.00% 8/1/30	1,250,000	1,418,338
Series A 5.00% 8/1/35	2,975,000	3,320,189
(State Trunk Highway) Series E 5.00% 10/1/26	4,875,000	5,345,584

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State (Various Purposes)
Series A 4.00% 9/1/39	670,000	$685,477
Series A 4.00% 9/1/40	1,410,000	1,436,607
Series A 5.00% 8/1/27	7,590,000	8,133,975
Series A 5.00% 8/1/29	2,500,000	2,677,000
Series A 5.00% 8/1/30	4,200,000	4,405,968
Series A 5.00% 8/1/32	3,875,000	4,062,782
Series A 5.00% 8/1/33	2,075,000	2,333,421
Series A 5.00% 10/1/33	3,000,000	3,319,710
Series A 5.00% 8/1/35	500,000	566,900
Series A 5.00% 8/1/38	3,450,000	3,789,549
Series A 5.00% 8/1/39	1,000,000	1,150,400
Series A 5.00% 8/1/41	1,500,000	1,716,195
Series D 5.00% 8/1/26	6,000,000	6,556,980
Series D 5.00% 8/1/27	2,525,000	2,765,329
		55,388,458
Transportation Revenue Bonds — 5.26%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Senior)
Series A 5.00% 1/1/32	1,245,000	1,347,949
Series C 5.00% 1/1/29	410,000	448,733
Series C 5.00% 1/1/33	850,000	917,737
Series C 5.00% 1/1/36	600,000	641,142
Series C 5.00% 1/1/41	600,000	631,050
Series C 5.00% 1/1/46	1,595,000	1,657,699
(Subordinate) Series A 5.00% 1/1/35	1,000,000	1,021,880
Series A 5.00% 1/1/44	3,000,000	3,183,810
Series B 5.00% 1/1/30 (AMT)	1,080,000	1,180,375
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,297,737
Series B 5.00% 1/1/44 (AMT)	5,600,000	5,814,032
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,047,520
Series B 5.00% 1/1/49 (AMT)	9,000,000	9,302,850
		28,492,514

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 2.61%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	$2,400,000
Series B 5.00% 9/1/25	2,000,000	2,000,000
Series C 4.00% 3/1/31	3,120,000	3,298,308
Series C 4.00% 3/1/32	3,225,000	3,399,698
Series E 5.00% 9/1/23	2,000,000	2,000,000
Minnesota Public Facilities Authority Series B 4.00% 3/1/26	1,000,000	1,054,350
		14,152,356
Total Municipal Bonds (cost $546,802,667)		524,145,513

Short-Term Investments — 2.87%
Variable Rate Demand Notes — 2.87%¤
Minneapolis Health Care System Revenue (Fairview Health Services) Series C 1.08% 11/15/48 (LOC – Wells Fargo Bank N.A.)	1,390,000	1,390,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series B-1 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	10,175,000	10,175,000
Series B-2 1.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,950,000	3,950,000
Total Short-Term Investments (cost $15,515,000)		15,515,000
Total Value of Securities—99.69%
(cost $562,317,667)		$539,660,513

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $16,621,874, which represents 3.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 98.34%
Corporate Revenue Bond — 1.11%
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$875,309
		875,309
Education Revenue Bonds — 15.96%
Bethel Charter School Lease Revenue (Spectrum High School Project) Series A 4.00% 7/1/32	425,000	397,945
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	477,919
Cologne Charter School Lease Revenue (Cologne Academy Project) Series A 5.00% 7/1/29	305,000	308,700
Duluth Housing & Redevelopment Authority Revenue (Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	396,040
Forest Lake Charter School Lease Revenue Fund (Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	427,984
Hugo Charter School Lease Revenue (Noble Academy Project) Series A 5.00% 7/1/29	530,000	535,591
Minneapolis Charter School Lease Revenue (Cyber Village Academy Project) Series A 5.25% 6/1/42	250,000	254,947
(Hiawatha Academies Project) 144A 5.00% 7/1/32 #	500,000	498,045
Minneapolis Student Housing Revenue (Riverton Community Housing Project) 5.25% 8/1/39	525,000	531,542
Minnesota Higher Education Facilities Authority Revenue (Bethel University) 5.00% 5/1/32	750,000	765,720
(Gustavus Adolphus College) 5.00% 10/1/34	435,000	461,331
5.00% 10/1/35	555,000	586,296
(St. Catherine University) Series A 5.00% 10/1/35	565,000	601,510
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	136,132

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (St. Olaf College) 3.00% 10/1/41	415,000	$333,477
4.00% 10/1/46	125,000	120,479
Series 8-G 5.00% 12/1/31	125,000	132,359
Series 8-G 5.00% 12/1/32	125,000	132,161
(University of St. Thomas) 4.00% 10/1/36	300,000	301,065
5.00% 10/1/34	350,000	380,555
5.00% 10/1/35	750,000	810,743
Series 7-U 4.00% 4/1/26	1,400,000	1,410,444
Series A 5.00% 10/1/29	630,000	688,294
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	303,987
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	143,648
(Hmong College Prep Academy Project) Series A 5.00% 9/1/40	1,000,000	999,990
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	263,383
University of Minnesota (State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	200,000	237,546
		12,637,833
Electric Revenue Bonds — 5.39%
Central Minnesota Municipal Power Agency Revenue (Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	266,190
Chaska Electric Revenue Series A 5.00% 10/1/28	250,000	268,200
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/29	500,000	526,555
Series A 5.00% 10/1/30	240,000	252,746
Northern Municipal Power Agency Electric System Revenue 5.00% 1/1/29	150,000	161,360
5.00% 1/1/30	235,000	256,141
5.00% 1/1/31	350,000	376,274

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue Series A 5.00% 1/1/25	200,000	$201,676
Rochester Electric Utility Revenue Series A 5.00% 12/1/28	300,000	331,968
Series A 5.00% 12/1/29	500,000	551,360
Series A 5.00% 12/1/31	575,000	630,171
St. Paul Housing & Redevelopment Energy Revenue Series A 4.00% 10/1/30	425,000	445,413
		4,268,054
Healthcare Revenue Bonds — 28.50%
Anoka Healthcare & Housing Facilities Revenue (The Homestead at Anoka Project) 5.375% 11/1/34	270,000	270,386
Apple Valley Senior Living Revenue (PHS Apple Valley Senior Housing, Inc.- Orchard Path Phase II Project) 4.00% 9/1/61	370,000	282,206
(Senior Living LLC Project) 3rd Tier Series C 4.25% 1/1/27	475,000	400,729
3rd Tier Series C 5.00% 1/1/32	400,000	300,572
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	220,680
Bethel Senior Housing Revenue (The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	243,600
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	624,036
Chatfield Healthcare & Housing Facilities Revenue (Chosen Valley Care Center Project) 4.00% 9/1/34	100,000	84,672
4.00% 9/1/39	100,000	79,324
Crookston Health Care Facilities Revenue (RiverView Health Project) 5.00% 5/1/38	400,000	394,868
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	480,062

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority (Essentia Health Obligated Group) Series A 5.00% 2/15/37	750,000	$782,715
Series A 5.00% 2/15/48	390,000	399,840
(St. Luke’s Hospital of Duluth Obligated Group) Series A 4.00% 6/15/33	380,000	363,356
Series B 5.25% 6/15/47	500,000	511,380
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	270,019
Hayward Health Care Facilities Revenue (American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	223,334	217,058
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation) 4.00% 5/1/37	500,000	464,645
5.00% 5/1/28	1,000,000	1,065,840
(North Memorial Health Care) 5.00% 9/1/31	320,000	330,797
Minneapolis Health Care System Revenue (Allina Health System) 4.00% 11/15/40	1,750,000	1,712,025
(Fairview Health Services) Series A 5.00% 11/15/33	500,000	521,175
Series A 5.00% 11/15/34	500,000	519,480
Series A 5.00% 11/15/35	500,000	533,330
Series A 5.00% 11/15/49	1,000,000	1,039,200
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	518,462
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,332,417
Rochester Healthcare Facilities Revenue (Mayo Clinic) 4.00% 11/15/39	2,500,000	2,443,300
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	530,346

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue (Centracare Health System Project) 5.00% 5/1/48	1,810,000	$1,886,581
Series A 4.00% 5/1/37	240,000	234,806
Series A 5.00% 5/1/46	235,000	243,646
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services) Series A 5.00% 11/15/47	275,000	284,485
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/32	1,000,000	1,041,000
Series A 5.00% 7/1/33	200,000	207,624
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Episcopal Homes Project) 5.00% 5/1/33	500,000	486,275
Wayzata Senior Housing Revenue (Folkestone Senior Living Community) 5.00% 8/1/34	125,000	126,678
5.00% 8/1/35	150,000	151,852
West St. Paul, Housing & Health Care Facilities Revenue (Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	486,495
Woodbury Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.00% 12/1/34	500,000	475,320
		22,561,282
Housing Revenue Bonds — 0.62%
Minnesota Housing Finance Agency Residential Housing Finance Series I 2.00% 7/1/40	275,000	207,982
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	285,000	285,066
		493,048
Lease Revenue Bonds — 4.47%
Minnesota General Fund Revenue (Appropriations) Series A 5.00% 6/1/38	1,100,000	1,119,195
Series A 5.00% 6/1/43	715,000	726,998

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue (Appropriations) Series B 5.00% 3/1/27	1,000,000	$1,011,890
Minnesota Housing Finance Agency (State Appropriation Housing Infrastructure) Series A 4.00% 8/1/33	655,000	680,394
		3,538,477
Local General Obligation Bonds — 20.60%
Bloomington Independent School District No. 271 (School District Credit Enhancement Program) Series A 2.00% 2/1/27	585,000	563,858
Duluth Independent School District No. 709 Series A 4.00% 2/1/28	250,000	261,710
Hennepin County Series A 5.00% 12/1/36	1,500,000	1,625,685
Series A 5.00% 12/1/38	1,055,000	1,157,135
Series C 5.00% 12/1/30	1,500,000	1,640,760
Hennepin County Regional Railroad Authority Series D 5.00% 12/1/30	2,365,000	2,779,655
Lakeville Independent School District No. 194 Series B 4.00% 2/1/28	975,000	1,036,805
Minneapolis Special School District No. 1 Series A 4.00% 2/1/36	120,000	122,809
Series B 4.00% 2/1/37	600,000	604,482
Series B 5.00% 2/1/40	500,000	565,485
Series D 5.00% 2/1/34	250,000	288,128
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series A 4.00% 2/1/30	500,000	534,810
Park Rapids Independent School District No. 309 (Park Rapids Area Public Schools) Series A 4.00% 2/1/31	605,000	654,283
Plymouth General Obligation Improvement Series A 3.00% 2/1/32	535,000	536,530
St. Cloud General Obligation Tax Abatement Series C 3.00% 10/1/32	425,000	418,345
St. Michael-Albertville Independent School District No. 885 (School Building) Series A 5.00% 2/1/27	500,000	539,445

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Virginia, Minnesota (General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	$1,006,700
White Bear Lake Independent School District No. 624 Series A 3.00% 2/1/43	2,420,000	1,968,888
		16,305,513
Pre-Refunded/Escrowed to Maturity Bonds — 2.56%
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	425,926
St. Paul Housing & Redevelopment Authority Hospital Revenue (Healtheast Care System Project) Series A 5.00% 11/15/29-25 §	165,000	176,938
Series A 5.00% 11/15/30-25 §	120,000	128,682
Western Minnesota Municipal Power Agency Revenue Series A 5.00% 1/1/33-24 §	1,250,000	1,292,500
		2,024,046
Special Tax Revenue Bonds — 2.75%
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	155,856
Puerto Rico Sales Tax Financing Revenue (Restructured) Series A-1 4.55% 7/1/40	830,000	829,992
Series A-1 4.62% 7/1/46 ^	530,000	151,787
Series A-1 4.75% 7/1/53	655,000	626,376
Series A-1 5.216% 7/1/51 ^	289,000	61,632
Series A-2 4.536% 7/1/53	378,000	348,875
		2,174,518
State General Obligation Bonds — 11.52%
Commonwealth of Puerto Rico 2.807% 11/1/43 •	427,357	220,623
(Restructured) Series A-1 4.00% 7/1/41	90,228	78,797
Series A-1 4.00% 7/1/46	93,836	79,687
Minnesota State Series A 5.00% 9/1/31	2,250,000	2,635,785
Series A 5.00% 8/1/33	285,000	320,494
Series A 5.00% 8/1/34	1,000,000	1,117,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State Series A 5.00% 8/1/40	750,000	$841,980
Series D 5.00% 8/1/26	2,500,000	2,732,075
Series D 5.00% 8/1/27	500,000	547,590
Series E 5.00% 10/1/26	500,000	548,265
		9,123,046
Transportation Revenue Bonds — 3.33%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Subordinate) Series A 5.00% 1/1/49	1,000,000	1,056,590
Series B 5.00% 1/1/30 (AMT)	180,000	196,729
St. Paul Housing & Redevelopment Authority (Parking Enterprise) Series A 4.00% 8/1/26	450,000	462,163
Series A 4.00% 8/1/27	545,000	558,936
Series A 4.00% 8/1/28	350,000	362,075
		2,636,493
Water & Sewer Revenue Bonds — 1.53%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area) Series C 4.00% 3/1/31	565,000	597,290
Series C 4.00% 3/1/32	585,000	616,689
		1,213,979
Total Municipal Bonds (cost $81,298,003)		77,851,598

Short-Term Investments — 0.63%
Variable Rate Demand Notes — 0.63%¤
Minneapolis Health Care System Revenue (Fairview Health Services) Series C 1.08% 11/15/48 (LOC – Wells Fargo Bank N.A.)	150,000	150,000

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	350,000	$350,000
Total Short-Term Investments (cost $500,000)		500,000
Total Value of Securities—98.97% (cost $81,798,003)		$78,351,598

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $1,997,064, which represents 2.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

Summary of abbreviations: (continued)

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2022

	Principal amount°	Value (US $)
Municipal Bonds — 97.14%
Corporate Revenue Bonds — 2.24%
Cottonwood (Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$925,710
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	3,975,000	3,931,474
		4,857,184
Education Revenue Bonds — 27.08%
Bethel Charter School Lease Revenue (Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	764,983
Series A 4.25% 7/1/47	750,000	653,115
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,217,651
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	273,275
Series A 5.00% 7/1/34	250,000	251,503
Series A 5.00% 7/1/45	360,000	360,410
Deephaven Charter School Lease Revenue (Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,019,570
Duluth Housing & Redevelopment Authority Revenue (Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	950,940
Forest Lake Charter School Lease Revenue Fund (Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	672,355
Series A 5.75% 8/1/44	585,000	597,203
Ham Lake Charter School Lease Revenue (Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	235,794
Series A 5.00% 7/1/47	710,000	685,469
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	638,086
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	420,000	421,936
Series A 5.00% 7/1/44	495,000	486,570

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue (Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$1,434,902
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	680,423
Series A 144A 5.50% 7/1/52 #	1,130,000	1,108,790
Series A 144A 5.50% 7/1/57 #	880,000	855,993
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	725,355
144A 5.00% 8/1/53 #	570,000	560,281
5.25% 8/1/39	800,000	809,968
Minnesota Higher Education Facilities Authority Revenue (Bethel University)
5.00% 5/1/32	1,150,000	1,174,104
5.00% 5/1/47	2,750,000	2,756,572
(Carleton College) 4.00% 3/1/37	635,000	644,023
(Green Bonds) Series A 5.00% 10/1/32	500,000	554,135
(Gustavus Adolphus College) 5.00% 10/1/47	2,100,000	2,153,592
(Macalester College)
3.00% 3/1/40	365,000	304,494
3.00% 3/1/43	325,000	258,005
4.00% 3/1/31	125,000	135,458
4.00% 3/1/32	155,000	166,041
4.00% 3/1/33	150,000	159,426
4.00% 3/1/34	150,000	157,409
4.00% 3/1/35	125,000	130,066
4.00% 3/1/36	125,000	129,194
4.00% 3/1/37	100,000	102,542
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	251,193
4.00% 5/1/25	200,000	200,938
4.00% 5/1/26	100,000	100,437
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	571,027
Series A 5.00% 10/1/32	715,000	768,289
Series A 5.00% 10/1/45	670,000	699,252

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (St. John’s University) Series 8-I 5.00% 10/1/34	215,000	$223,809
(St. Olaf College)
3.00% 10/1/41	530,000	425,887
4.00% 10/1/50	935,000	896,927
Series 8-G 5.00% 12/1/31	205,000	217,068
Series 8-G 5.00% 12/1/32	205,000	216,744
Series 8-N 4.00% 10/1/34	800,000	806,472
Series 8-N 4.00% 10/1/35	590,000	593,758
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	306,771
Series B 5.00% 10/1/39	770,000	785,446
(University of St. Thomas)
4.00% 10/1/37	800,000	798,304
4.00% 10/1/41	1,000,000	964,400
4.00% 10/1/44	1,050,000	982,516
5.00% 10/1/40	1,365,000	1,444,866
Series A 4.00% 10/1/35	400,000	403,116
Otsego Charter School Lease Revenue (Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,351,053
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	750,000	551,213
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,564,640
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,946
Series A 144A 5.50% 7/1/52 #	265,000	268,901
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	214,998
Series A 5.00% 9/1/43	750,000	743,258
Series A 5.00% 9/1/55	1,000,000	964,020
Series A 5.75% 9/1/46	500,000	518,190
Series A 6.00% 9/1/51	3,500,000	3,658,865
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,155,192
Series A 4.125% 9/1/47	1,250,000	1,066,312

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,519,695
St. Paul Housing & Redevelopment Authority Revenue (Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,043,160
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,132,129
Series A 5.00% 9/1/40	900,000	971,640
Series A 5.00% 9/1/41	620,000	668,354
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,170,670
Series A 5.00% 8/1/35	2,200,000	2,597,364
Series A 5.00% 8/1/36	300,000	356,319
Woodbury Charter School Lease Revenue (MSA Building Company) Series A 4.00% 12/1/50	450,000	379,076
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	525,670
Series A 4.00% 7/1/56	575,000	446,792
		58,855,310
Electric Revenue Bonds — 4.42%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	493,254
Series A 5.00% 12/1/26	360,000	362,354
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	173,763
5.00% 10/1/28	500,000	526,555
5.00% 10/1/47	745,000	801,613
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	538,195
5.00% 1/1/28	500,000	538,860
5.00% 1/1/29	470,000	505,593
5.00% 1/1/33	225,000	243,311
5.00% 1/1/34	200,000	215,576
Series A 5.00% 1/1/24	335,000	337,780
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	133,650
Series AAA 5.25% 7/1/25 ‡	95,000	77,188

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	650,000	$528,125
Series WW 5.00% 7/1/28 ‡	585,000	475,312
Series XX 4.75% 7/1/26 ‡	105,000	84,919
Series XX 5.25% 7/1/40 ‡	295,000	239,687
Series XX 5.75% 7/1/36 ‡	370,000	303,400
Series ZZ 4.75% 7/1/27 ‡	85,000	68,744
Series ZZ 5.25% 7/1/24 ‡	130,000	105,625
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	489,771
Series A 5.00% 12/1/35	500,000	543,355
Series A 5.00% 12/1/36	520,000	564,439
Southern Minnesota Municipal Power Agency Revenue Series A 5.00% 1/1/41	400,000	427,652
St. Paul Housing & Redevelopment Energy Revenue Series A 4.00% 10/1/32	800,000	825,224
		9,603,945
Healthcare Revenue Bonds — 31.09%
Anoka Healthcare & Housing Facilities Revenue (The Homestead at Anoka Project) 5.125% 11/1/49	400,000	360,744
Apple Valley Senior Housing Revenue (PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	745,240
5.00% 9/1/43	535,000	530,190
5.00% 9/1/58	1,175,000	1,118,600
Apple Valley Senior Living Revenue (Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	331,598
4th Tier Series D 7.00% 1/1/37	490,000	350,120
4th Tier Series D 7.25% 1/1/52	1,495,000	984,547
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,129,882
Bethel Senior Housing Revenue (The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,340,790
Brooklyn Center Multifamily Housing Revenue (Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	430,725

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Healthcare Facilities Revenue (Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	$1,009,170
Chatfield Healthcare & Housing Facilities Revenue (Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	198,310
5.00% 9/1/52	1,500,000	1,247,340
City of West St. Paul Minnesota (Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,380,885
Crookston Health Care Facilities Revenue (Riverview Health Project) 5.00% 5/1/51	1,025,000	971,710
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	369,974
Series A 144A 5.00% 8/1/51 #	1,625,000	1,617,525
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	315,932
Series A 5.00% 4/1/40	315,000	293,681
Series A 5.00% 4/1/48	185,000	164,933
Duluth Economic Development Authority (Benedictine Health System) Series A 4.00% 7/1/41	930,000	824,631
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,401,600
Series A 5.00% 2/15/48	1,590,000	1,630,116
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/38	400,000	362,704
Series A 4.00% 6/15/39	250,000	224,285
Series B 5.25% 6/15/52	1,000,000	1,018,050
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	181,422
Hayward Health Care Facilities Revenue (American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	682,462
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	90,000	66,182

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	$1,073,330
5.00% 5/1/26	1,300,000	1,384,279
5.00% 5/1/29	500,000	530,565
(North Memorial Health Care)
4.00% 9/1/35	100,000	93,748
5.00% 9/1/30	610,000	633,015
Maple Plain Senior Housing & Health Care Revenue (Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	928,890
Minneapolis Health Care System Revenue (Allina Health System) 4.00% 11/15/40	1,000,000	978,300
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	912,990
Series A 5.00% 11/15/33	1,200,000	1,250,820
Series A 5.00% 11/15/34	500,000	519,480
Series A 5.00% 11/15/44	1,000,000	1,023,790
Series A 5.00% 11/15/49	1,450,000	1,506,840
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,700,136
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/29	415,000	455,326
Morris Health Care Facilities Revenue (Farmington Health Services)
4.10% 8/1/44	500,000	390,090
4.20% 8/1/49	1,500,000	1,141,590
Rochester Health Care & Housing Revenue (The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	175,738
Rochester Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/57	4,000,000	4,355,520
Rochester, Minnesota (The Homestead at Rochester Project) Series A 6.875% 12/1/48	950,000	968,639

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care & Housing Facilities Revenue (Country Manor Campus Project)
Series A 5.00% 9/1/35	350,000	$341,187
Series A 5.25% 9/1/22	1,080,000	1,080,000
Sauk Rapids Health Care Housing Facilities Revenue (Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	760,930
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	130,004
5.00% 9/1/34	105,000	106,775
St. Cloud Health Care Revenue (Centracare Health System Project)
4.00% 5/1/49	250,000	235,030
5.00% 5/1/48	4,200,000	4,377,702
Series A 4.00% 5/1/37	1,695,000	1,658,320
Series A 5.00% 5/1/46	2,630,000	2,726,758
St. Joseph Senior Housing & Healthcare Revenue (Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	881,770
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Fairview Health Services)
Series A 4.00% 11/15/43	645,000	607,293
Series A 5.00% 11/15/47	485,000	501,728
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,314,205
Series A 5.00% 7/1/29	1,000,000	1,049,820
Series A 5.00% 7/1/32	900,000	936,900
Series A 5.00% 7/1/33	1,540,000	1,598,705
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	559,839
(Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,568,896
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Marian Center Project) Series A 5.375% 5/1/43	1,000,000	904,520

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Victoria Health Care Facilities Revenue (Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	$1,320,105
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
3.75% 8/1/37	500,000	444,520
4.00% 8/1/38	500,000	454,260
4.00% 8/1/39	400,000	360,192
4.00% 8/1/44	700,000	604,891
5.00% 8/1/54	750,000	740,535
		67,571,319
Housing Revenue Bonds — 1.58%
Bethel Senior Housing Revenue (Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	877,400
Minnesota Housing Finance Agency Series I 2.20% 1/1/51	635,000	442,875
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/33	100,000	103,912
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,275,293
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	735,930
		3,435,410
Lease Revenue Bonds — 2.40%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,780,537
Series A 5.00% 6/1/43	1,000,000	1,016,780
Minnesota Housing Finance Agency (State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,471,430
Series D 5.00% 8/1/31	830,000	954,019
		5,222,766
Local General Obligation Bonds — 7.40%
Anoka-Hennepin Independent School District No. 11 Series A 3.00% 2/1/43	500,000	413,070

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth General Obligation Entertainment Convention Center Improvement Series A 5.00% 2/1/34	1,000,000	$1,081,270
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	460,592
Series A 4.20% 3/1/34	750,000	720,847
Hennepin County
Series A 5.00% 12/1/33	1,000,000	1,158,630
Series A 5.00% 12/1/37	910,000	999,626
Series C 5.00% 12/1/37	2,500,000	2,706,350
Mahtomedi Independent School District No. 832 (School Building)
Series A 5.00% 2/1/28	1,000,000	1,053,350
Series A 5.00% 2/1/29	1,000,000	1,050,950
Series A 5.00% 2/1/31	1,000,000	1,047,610
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	163,746
Series A 4.00% 2/1/37	215,000	217,724
Series A 4.00% 2/1/38	220,000	221,965
Series B 4.00% 2/1/36	335,000	342,842
Series B 4.00% 2/1/37	445,000	450,638
Series B 4.00% 2/1/38	465,000	469,153
Series B 5.00% 2/1/40	620,000	701,201
Wayzata Independent School District No. 284 (School Building) Series A 5.00% 2/1/28	650,000	719,901
White Bear Lake Independent School District No. 624 Series A 3.00% 2/1/43	2,595,000	2,111,266
		16,090,731
Pre-Refunded/Escrowed to Maturity Bonds — 2.73%
Deephaven Charter School Lease Revenue (Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	512,650
Minnesota Higher Education Facilities Authority Revenue (St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	325,709
Series 7-Q 5.00% 10/1/26-22 §	280,000	280,610
Rochester Health Care Facilities Revenue (Olmsted Medical Center Project)
5.00% 7/1/27-23 §	245,000	250,096
5.00% 7/1/28-23 §	225,000	229,680

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue (Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	$294,896
Series A 5.00% 11/15/30-25 §	205,000	219,832
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	517,000
Series A 5.00% 1/1/33-24 §	750,000	775,500
Series A 5.00% 1/1/34-24 §	450,000	465,300
Series A 5.00% 1/1/40-24 §	2,000,000	2,068,000
		5,939,273
Special Tax Revenue Bonds — 4.40%
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	255,990
Minneapolis Tax Increment Revenue (Grant Park Project)
4.00% 3/1/27	200,000	200,028
4.00% 3/1/30	260,000	256,207
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	700,763
4.00% 3/1/27	650,000	650,091
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.583% 7/1/46 ^	3,770,000	1,079,690
Series A-1 4.75% 7/1/53	3,155,000	3,017,126
Series A-1 5.00% 7/1/58	275,000	266,778
Series A-1 5.216% 7/1/51 ^	1,734,000	369,793
Series A-2 4.536% 7/1/53	3,000,000	2,768,850
		9,565,316
State General Obligation Bonds — 8.30%
Commonwealth of Puerto Rico 2.632% 11/1/43 •	1,681,667	868,161
(Restructured)
Series A-1 4.00% 7/1/41	355,064	310,081
Series A-1 4.00% 7/1/46	369,262	313,581
Minnesota State
Series A 5.00% 8/1/27	750,000	803,752
Series A 5.00% 8/1/29	1,000,000	1,070,800
Series A 5.00% 9/1/31	1,250,000	1,464,325

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/33	660,000	$742,196
Series A 5.00% 8/1/34	2,185,000	2,442,284
Series A 5.00% 8/1/39	500,000	575,200
Series A 5.00% 8/1/41	860,000	983,952
Series D 5.00% 8/1/25	820,000	878,056
Series D 5.00% 8/1/26	1,000,000	1,092,830
Series D 5.00% 8/1/27	1,000,000	1,095,180
Series E 5.00% 10/1/26	1,085,000	1,189,735
(Various Purposes)
Series A 4.00% 9/1/40	530,000	540,001
Series A 5.00% 8/1/32	1,915,000	2,007,801
Series A 5.00% 8/1/38	1,000,000	1,098,420
Series A 5.00% 8/1/38	500,000	563,895
		18,040,250
Transportation Revenue Bonds — 4.55%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Senior) Series C 5.00% 1/1/46	185,000	192,272
(Subordinate)
Series A 5.00% 1/1/32	500,000	512,920
Series A 5.00% 1/1/49	5,500,000	5,811,245
Series B 5.00% 1/1/30 (AMT)	475,000	519,147
Series B 5.00% 1/1/47 (AMT)	600,000	628,512
Series B 5.00% 1/1/49 (AMT)	2,150,000	2,222,347
		9,886,443
Water & Sewer Revenue Bonds — 0.95%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,020,150
Series C 4.00% 3/1/32	1,000,000	1,054,170
		2,074,320
Total Municipal Bonds (cost $222,981,228)		211,142,267

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments — 1.93%
Variable Rate Demand Notes — 1.93%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1A 0.99% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,500,000	$3,500,000
Series B-2 1.03% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	705,000	705,000
Total Short-Term Investments (cost $4,205,000)		4,205,000
Total Value of Securities—99.07% (cost $227,186,228)		$215,347,267

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $11,145,372, which represents 5.13% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2022.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	August 31, 2022

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value*	$539,660,513	$78,351,598	$215,347,267
Cash	784,240	84,763	756,934
Interest receivable	6,160,449	896,992	2,577,816
Receivable for fund shares sold	694,854	8,781	550,990
Prepaid expenses	95,167	21,702	2,532
Other assets	4,099	606	1,586
Total Assets	547,399,322	79,364,442	219,237,125
Liabilities:
Payable for securities purchased	3,626,432	—	983,336
Payable for fund shares redeemed	1,674,304	89,917	642,209
Other accrued expenses	221,759	55,029	105,165
Distribution payable	217,854	14,414	12,697
Investment management fees payable to affiliates	211,701	20,202	83,559
Distribution fees payable to affiliates	79,728	13,105	30,876
Accounting and administration expenses payable to affiliates	24,218	7,304	11,754
Total Liabilities	6,055,996	199,971	1,869,596
Total Net Assets	$541,343,326	$79,164,471	$217,367,529

Net Assets Consist of:
Paid-in capital	$570,413,604	$83,626,887	$231,875,390
Total distributable earnings (loss)	(29,070,278)	(4,462,416)	(14,507,861)
Total Net Assets	$541,343,326	$79,164,471	$217,367,529

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value

Class A:
Net assets	$317,183,790	$51,298,572	$98,591,651
Shares of beneficial interest outstanding, unlimited authorization, no par	27,924,948	5,093,849	9,784,335
Net asset value per share	$11.36	$10.07	$10.08
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.90	$10.35	$10.55
Class C:
Net assets	$12,837,740	$2,221,886	$11,475,448
Shares of beneficial interest outstanding, unlimited authorization, no par	1,126,489	220,178	1,136,637
Net asset value per share	$11.40	$10.09	$10.10
Institutional Class:
Net assets	$211,321,796	$25,644,013	$107,300,430
Shares of beneficial interest outstanding, unlimited authorization, no par	18,609,354	2,545,472	10,652,277
Net asset value per share	$11.36	$10.07	$10.07

*Investments, at cost	$562,317,667	$81,798,003	$227,186,228

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Year ended August 31, 2022

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$17,796,843	$2,439,747	$7,747,414
Expenses:
Management fees	3,122,089	422,275	1,232,223
Distribution expenses — Class A	859,557	146,808	264,637
Distribution expenses — Class C	151,342	26,575	129,910
Dividend disbursing and transfer agent fees and expenses	416,698	71,979	193,628
Accounting and administration expenses	122,370	53,131	71,225
Audit and tax fees	40,709	40,792	40,709
Legal fees	24,495	3,898	9,103
Trustees’ fees and expenses	20,187	2,602	7,687
Custodian fees	17,477	2,733	6,783
Registration fees	11,746	3,414	3,107
Other	156,719	41,915	77,929
	4,943,389	816,122	2,036,941
Less expenses waived	(485,280)	(169,662)	(223,114)
Less waived distribution expenses — Class A	—	(20,509)	—
Less expenses paid indirectly	(176)	(29)	(79)
Total operating expenses	4,457,933	625,922	1,813,748
Net Investment Income (Loss)	13,338,910	1,813,825	5,933,666

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(5,994,882)	$(858,493)	$(2,014,639)
Net change in unrealized appreciation (depreciation) on investments	(58,761,630)	(8,048,203)	(24,508,368)
Net Realized and Unrealized Gain (Loss)	(64,756,512)	(8,906,696)	(26,523,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,417,602)	$(7,092,871)	$(20,589,341)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,338,910	$14,026,404
Net realized gain (loss)	(5,994,882)	363,044
Net change in unrealized appreciation (depreciation)	(58,761,630)	9,593,632
Net increase (decrease) in net assets resulting from operations	(51,417,602)	23,983,080

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,696,597)	(8,602,767)
Class C	(224,436)	(317,142)
Institutional Class	(5,374,031)	(5,112,180)
	(13,295,064)	(14,032,089)

Capital Share Transactions:
Proceeds from shares sold:
Class A	78,404,017	32,776,523
Class C	1,924,033	2,912,226
Institutional Class	123,458,808	50,547,588
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,030,872	7,926,134
Class C	222,610	317,438
Institutional Class	3,728,698	3,667,541
	214,769,038	98,147,450

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(105,934,797)	$(44,859,294)
Class C	(4,721,588)	(11,729,082)
Institutional Class	(109,837,221)	(19,881,471)
	(220,493,606)	(76,469,847)
Increase (decrease) in net assets derived from capital share transactions	(5,724,568)	21,677,603
Net Increase (Decrease) in Net Assets	(70,437,234)	31,628,594

Net Assets:
Beginning of year	611,780,560	580,151,966
End of year	$541,343,326	$611,780,560

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,813,825	$1,804,783
Net realized gain (loss)	(858,493)	8,561
Net change in unrealized appreciation (depreciation)	(8,048,203)	950,052
Net increase (decrease) in net assets resulting from operations	(7,092,871)	2,763,396

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,236,691)	(1,225,791)
Class C	(35,021)	(45,202)
Institutional Class	(539,394)	(533,028)
	(1,811,106)	(1,804,021)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,787,242	8,198,066
Class C	354,310	203,775
Institutional Class	16,667,624	2,572,951
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,081,064	1,062,594
Class C	34,988	45,232
Institutional Class	530,155	517,558
	23,455,383	12,600,176

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,647,254)	$(4,194,808)
Class C	(869,136)	(2,455,208)
Institutional Class	(13,305,865)	(4,259,309)
	(25,822,255)	(10,909,325)
Increase (decrease) in net assets derived from capital share transactions	(2,366,872)	1,690,851
Net Increase (Decrease) in Net Assets	(11,270,849)	2,650,226

Net Assets:
Beginning of year	90,435,320	87,785,094
End of year	$79,164,471	$90,435,320

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/22	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,933,666	$5,390,671
Net realized gain (loss)	(2,014,639)	131,524
Net change in unrealized appreciation (depreciation)	(24,508,368)	6,128,862
Net increase (decrease) in net assets resulting from operations	(20,589,341)	11,651,057

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,698,669)	(2,693,124)
Class C	(232,692)	(287,866)
Institutional Class	(2,961,633)	(2,391,905)
	(5,892,994)	(5,372,895)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,556,227	14,985,779
Class C	2,605,070	1,946,841
Institutional Class	55,946,931	37,821,169
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,584,003	2,555,804
Class C	230,068	286,098
Institutional Class	2,920,723	2,344,543
	80,843,022	59,940,234

	Year ended
	8/31/22	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,548,181)	$(12,024,584)
Class C	(4,141,665)	(7,801,987)
Institutional Class	(42,013,074)	(15,296,157)
	(66,702,920)	(35,122,728)
Increase in net assets derived from capital share transactions	14,140,102	24,817,506
Net Increase (Decrease) in Net Assets	(12,342,233)	31,095,668

Net Assets:
Beginning of year	229,709,762	198,614,094
End of year	$217,367,529	$229,709,762

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.70	$12.49	$12.68	$12.14	$12.54

0.27	0.29	0.31	0.36	0.37
(1.34)	0.21	(0.16)	0.54	(0.34)
(1.07)	0.50	0.15	0.90	0.03

(0.27)	(0.29)	(0.31)	(0.36)	(0.37)
—	—	(0.03)	—	(0.06)
(0.27)	(0.29)	(0.34)	(0.36)	(0.43)

$11.36	$12.70	$12.49	$12.68	$12.14

(8.51% )	4.05%	1.30%	7.54%	0.26%

$317,184	$375,799	$373,691	$386,790	$390,477
0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.93%	0.94%
2.25%	2.30%	2.53%	2.92%	2.99%
2.17%	2.22%	2.45%	2.84%	2.90%
24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.75	$12.53	$12.72	$12.18	$12.58

0.18	0.20	0.22	0.27	0.28
(1.35)	0.22	(0.16)	0.54	(0.34)
(1.17)	0.42	0.06	0.81	(0.06)

(0.18)	(0.20)	(0.22)	(0.27)	(0.28)
—	—	(0.03)	—	(0.06)
(0.18)	(0.20)	(0.25)	(0.27)	(0.34)

$11.40	$12.75	$12.53	$12.72	$12.18

(9.23% )	3.35%	0.54%	6.73%	(0.49% )

$12,837	$17,096	$25,219	$29,933	$35,642
1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.68%	1.69%
1.50%	1.55%	1.78%	2.17%	2.24%
1.42%	1.47%	1.70%	2.09%	2.15%
24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$12.70	$12.49	$12.68	$12.14	$12.54

0.30	0.32	0.34	0.39	0.40
(1.34)	0.21	(0.16)	0.54	(0.34)
(1.04)	0.53	0.18	0.93	0.06

(0.30)	(0.32)	(0.34)	(0.39)	(0.40)
—	—	(0.03)	—	(0.06)
(0.30)	(0.32)	(0.37)	(0.39)	(0.46)

$11.36	$12.70	$12.49	$12.68	$12.14

(8.28% )	4.31%	1.55%	7.81%	0.51%

$211,322	$218,886	$181,242	$169,241	$119,894
0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.68%	0.69%
2.50%	2.55%	2.78%	3.17%	3.24%
2.42%	2.47%	2.70%	3.09%	3.15%
24%	3%	15%	13%	16%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.22	$11.10	$11.25	$10.82	$11.17

0.23	0.23	0.27	0.31	0.30
(1.15)	0.11	(0.15)	0.43	(0.31)
(0.92)	0.34	0.12	0.74	(0.01)

(0.23)	(0.22)	(0.27)	(0.31)	(0.30)
—	—	—	—	(0.04)
(0.23)	(0.22)	(0.27)	(0.31)	(0.34)

$10.07	$11.22	$11.10	$11.25	$10.82

(8.32% )	3.13%	1.08%	7.00%	(0.01% )

$51,298	$63,499	$57,788	$55,918	$59,284
0.78%	0.71%	0.71%	0.71%	0.79%
1.01%	1.00%	1.02%	1.04%	1.00%
2.11%	2.01%	2.39%	2.87%	2.77%
1.88%	1.72%	2.08%	2.54%	2.56%
28%	7%	20%	19%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.24	$11.12	$11.27	$10.84	$11.19

0.14	0.13	0.17	0.22	0.21
(1.15)	0.12	(0.15)	0.43	(0.31)
(1.01)	0.25	0.02	0.65	(0.10)

(0.14)	(0.13)	(0.17)	(0.22)	(0.21)
—	—	—	—	(0.04)
(0.14)	(0.13)	(0.17)	(0.22)	(0.25)

$10.09	$11.24	$11.12	$11.27	$10.84

(9.02% )	2.26%	0.22%	6.09%	(0.86% )

$2,222	$2,990	$5,149	$7,167	$8,558
1.56%	1.56%	1.56%	1.56%	1.64%
1.76%	1.75%	1.77%	1.79%	1.75%
1.33%	1.16%	1.54%	2.02%	1.92%
1.13%	0.97%	1.33%	1.79%	1.81%
28%	7%	20%	19%	17%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.22	$11.10	$11.25	$10.83	$11.17

0.25	0.24	0.28	0.33	0.32
(1.15)	0.12	(0.15)	0.42	(0.30)
(0.90)	0.36	0.13	0.75	0.02

(0.25)	(0.24)	(0.28)	(0.33)	(0.32)
—	—	—	—	(0.04)
(0.25)	(0.24)	(0.28)	(0.33)	(0.36)

$10.07	$11.22	$11.10	$11.25	$10.83

(8.12% )	3.29%	1.23%	7.06%	0.23%

$25,644	$23,946	$24,848	$17,718	$11,470
0.56%	0.56%	0.56%	0.56%	0.64%
0.76%	0.75%	0.77%	0.79%	0.75%
2.33%	2.16%	2.54%	3.02%	2.92%
2.13%	1.97%	2.33%	2.79%	2.81%
28%	7%	20%	19%	17%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.34	$11.00	$11.21	$10.66	$10.88

0.27	0.28	0.29	0.32	0.32
(1.26)	0.34	(0.21)	0.55	(0.22)
(0.99)	0.62	0.08	0.87	0.10

(0.27)	(0.28)	(0.29)	(0.32)	(0.32)
(0.27)	(0.28)	(0.29)	(0.32)	(0.32)

$10.08	$11.34	$11.00	$11.21	$10.66

(8.79% )	5.71%	0.81%	8.33%	0.95%

$98,592	$112,606	$103,913	$103,487	$98,980
0.88%	0.89%	0.89%	0.89%	0.89%
0.98%	0.97%	0.97%	0.99%	0.99%
2.58%	2.52%	2.69%	2.97%	2.98%
2.48%	2.44%	2.61%	2.87%	2.88%
23%	3%	18%	12%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.36	$11.02	$11.23	$10.68	$10.90

0.19	0.20	0.21	0.24	0.24
(1.26)	0.34	(0.21)	0.55	(0.22)
(1.07)	0.54	— [2]	0.79	0.02

(0.19)	(0.20)	(0.21)	(0.24)	(0.24)
(0.19)	(0.20)	(0.21)	(0.24)	(0.24)

$10.10	$11.36	$11.02	$11.23	$10.68

(9.46% )	4.92%	0.05%	7.51%	0.19%

$11,476	$14,317	$19,376	$21,059	$21,651
1.63%	1.64%	1.64%	1.64%	1.64%
1.73%	1.72%	1.72%	1.74%	1.74%
1.82%	1.77%	1.94%	2.22%	2.23%
1.73%	1.69%	1.86%	2.12%	2.13%
23%	3%	18%	12%	14%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.33	$11.00	$11.20	$10.66	$10.87

0.30	0.31	0.32	0.35	0.35
(1.26)	0.33	(0.20)	0.54	(0.21)
(0.96)	0.64	0.12	0.89	0.14

(0.30)	(0.31)	(0.32)	(0.35)	(0.35)
(0.30)	(0.31)	(0.32)	(0.35)	(0.35)

$10.07	$11.33	$11.00	$11.20	$10.66

(8.58% )	5.89%	1.15%	8.50%	1.30%

$107,300	$102,787	$75,325	$75,155	$53,501
0.63%	0.64%	0.64%	0.64%	0.64%
0.73%	0.72%	0.72%	0.74%	0.74%
2.83%	2.77%	2.94%	3.22%	3.23%
2.73%	2.69%	2.86%	3.12%	3.13%
23%	3%	18%	12%	14%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2022

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$176
Delaware Tax-Free Minnesota Intermediate Fund	29
Delaware Minnesota High-Yield Municipal Bond Fund	79

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through August 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) September 1, 2021- December 28, 2021	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2021- December 29, 2022
Delaware Tax-Free Minnesota Fund	0.60%	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%	0.63%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$22,371
Delaware Tax-Free Minnesota Intermediate Fund	6,702
Delaware Minnesota High-Yield Municipal Bond Fund	11,155

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$50,978
Delaware Tax-Free Minnesota Intermediate Fund	7,484
Delaware Minnesota High-Yield Municipal Bond Fund	19,765

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$18,971
Delaware Tax-Free Minnesota Intermediate Fund	4,321
Delaware Minnesota High-Yield Municipal Bond Fund	6,525

For the year ended August 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$8,327
Delaware Tax-Free Minnesota Intermediate Fund	1,535
Delaware Minnesota High-Yield Municipal Bond Fund	5,429

For the year ended August 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$5,784	$1,325
Delaware Tax-Free Minnesota Intermediate Fund	132	56
Delaware Minnesota High-Yield Municipal Bond Fund	817	198

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$56,686,128	$55,919,695	$(2,897,628)
Delaware Tax-Free Minnesota Intermediate Fund	19,201,429	10,651,192	(337,592)
Delaware Minnesota High-Yield Municipal Bond Fund	41,058,553	31,637,334	(862,404)

*The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments

For the year ended August 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$133,176,856	$140,890,865
Delaware Tax-Free Minnesota Intermediate Fund	23,188,622	24,590,366
Delaware Minnesota High-Yield Municipal Bond Fund	68,161,664	48,999,614

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Minnesota Fund	$562,705,217	$1,743,494	$(24,788,198)	$(23,044,704)
Delaware Tax-Free Minnesota Intermediate Fund	81,824,539	206,025	(3,678,966)	(3,472,941)
Delaware Minnesota High-Yield Municipal Bond Fund	227,231,776	696,039	(12,580,548)	(11,884,509)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	—	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	—	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	—	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2022:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$524,145,513
Short-Term Investments	15,515,000
Total Value of Securities	$539,660,513

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$77,851,598

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Short-Term Investments	$500,000
Total Value of Securities	$78,351,598

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$211,142,267
Short-Term Investments	4,205,000
Total Value of Securities	$215,347,267

During the year ended August 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the year ended August 31, 2022, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2022 and 2021 were as follows:

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2022:
Delaware Tax-Free Minnesota Fund	$13,295,000	$64	$—	$13,295,064
Delaware Tax-Free Minnesota Intermediate Fund	1,811,106	—	—	1,811,106
Delaware Minnesota High-Yield Municipal Bond Fund	5,892,972	22	—	5,892,994

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2021:
Delaware Tax-Free Minnesota Fund	$13,865,208	$52,559	$114,322	$14,032,089
Delaware Tax-Free Minnesota Intermediate Fund	1,804,021	—	—	1,804,021
Delaware Minnesota High-Yield Municipal Bond Fund	5,372,873	22	—	5,372,895

5. Components of Net Assets on a Tax Basis

As of August 31, 2022, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Shares of beneficial interest	$570,413,604	$83,626,887	$231,875,390
Undistributed tax-exempt income	23,847	10,224	12,697
Distributions payable	(217,854)	(14,414)	(12,697)
Capital loss carryforwards	(5,831,567)	(985,285)	(2,623,352)
Unrealized appreciation (depreciation) of investments	(23,044,704)	(3,472,941)	(11,884,509)
Net assets	$541,343,326	$79,164,471	$217,367,529

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2022, the Funds had no reclassifications.

At August 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$3,614,061	$2,217,506	$5,831,567
Delaware Tax-Free Minnesota Intermediate Fund	370,549	614,736	985,285

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

5. Components of Net Assets on a Tax Basis (continued)

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$2,289,174	$334,178	$2,623,352

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/22	8/31/21	8/31/22	8/31/21	8/31/22	8/31/21
Shares sold:
Class A	6,675,584	2,598,178	459,040	733,303	1,570,364	1,335,478
Class C	158,306	229,665	33,463	18,231	243,560	173,126
Institutional Class	10,473,884	4,005,429	1,633,157	230,335	5,317,085	3,378,165

Shares issued upon reinvestment of dividends and distributions:
Class A	585,945	628,677	102,035	95,192	242,222	228,413
Class C	18,503	25,115	3,305	4,046	21,551	25,557
Institutional Class	310,784	290,920	50,147	46,357	274,448	209,471
	18,223,006	7,777,984	2,281,147	1,127,464	7,669,230	5,350,210

Shares redeemed:
Class A	(8,915,827)	(3,561,554)	(1,126,691)	(375,043)	(1,961,685)	(1,077,601)
Class C	(391,496)	(925,806)	(82,500)	(219,279)	(388,928)	(696,408)
Institutional Class	(9,407,543)	(1,575,505)	(1,271,288)	(380,986)	(4,009,249)	(1,367,958)
	(18,714,866)	(6,062,865)	(2,480,479)	(975,308)	(6,359,862)	(3,141,967)

Net increase (decrease)	(491,860)	1,715,119	(199,332)	152,156	1,309,368	2,208,243

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended August 31, 2022 and 2021, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Delaware Tax-Free Minnesota Fund
Year ended
8/31/22	35,428	12,655	12,701	35,432	$592,244
8/31/21	98,743	222,179	218,722	103,060	4,062,123
Delaware Tax-Free Minnesota Intermediate Fund
Year ended
8/31/22	10,192	737	738	10,192	117,346
8/31/21	—	37,029	37,119	—	415,214
Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/22	629	16,920	16,961	629	195,261
8/31/21	629	56,466	56,330	936	636,964

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of August 31, 2022, or at any time during the year then ended.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2022, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2022 and each of the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2022, each Fund reports distributions paid during the year as follows:

	(A) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Minnesota Fund	100.00%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	100.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	100.00%	100.00%

(A)	is based on a percentage of each Fund’s total distributions.

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 9-11, 2022 (continued)

provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Contract Renewal Meeting, materials were provided to the Trustees in May 2022, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; brokerage reports; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at meetings of the Fixed Income, Multi-Asset and Sub-advised Fund Investments (“FIMASF”) Committee throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2021. The Board’s objective is that each Fund perform above median relative to its peer group for the majority of its 1-, 3- and 5-year relative performance periods.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds regardless of asset size or primary distribution channel. The Broadridge report comparison showed that the Fund’s total return for the 1-year and 3- year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Board was satisfied with the Fund’s performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds regardless of asset size or primary channel of distribution. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe and the Fund’s total return for the 5-year period was in the first quartile of its Performance Universe. The Board was satisfied that Management’s effort to improve Fund performance had brought the Fund within the Board’s performance objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds category. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports and other information delivered by Management personnel to the Board’s FIMASF Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance in light of the volatility in the bond market and the Federal Reserve’s efforts to raise short-term interest rates, and to meet the Board’s performance objective.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 9-11, 2022 (continued)

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s actual total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was higher than the Expense Universe median and its actual total expenses, after waivers, were in the quartile with the highest expenses of its Expense Group average. The Board noted that although the Fund’s actual total expenses were higher than the Expense Group average, the expenses only exceeded the average by approximately 5 basis points. In evaluating the actual total expenses, the Board considered the fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s actual total expenses in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was below the Expense Universe median and its actual total expenses, after waivers, were in the quartile with the highest expenses of its Expense Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s actual total expenses were not in line with the Board’s objective. The Board noted, however, that the Fund’s actual total expenses only exceeded the average by approximately 8 basis points. In evaluating the total expenses, the Board considered waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s actual total expenses in line with the Board’s objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was lower than the Expense Universe median and its actual total expenses, after waivers, were in the higher end of the second quartile of its Expense

Group average. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s actual total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2022 and the likelihood that those waivers would be continued. The Board was satisfied with Management’s commitment to bring the Fund’s total expenses in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding Fund expenses in the context of performance that the Independent Trustees discussed with JDL personnel. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2022, Delaware Tax-Free Minnesota Fund’s net assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of March 31, 2022, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had each not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[1] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	128	Macquarie Asset Management[2] (2015–Present)
-Global Head of Macquarie Asset Management (2019–Present)
-Head of Americas of Macquarie Group (2017–Present)
-Deputy Global Head of Macquarie Asset Management (2017–2019)
-Head of Macquarie Asset Management Americas
				(2015–2017)	None

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 July 1959	Trustee	Since January 2019	128	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Thomas L. Bennett 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	128	Private Investor (2004–Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 November 1958	Trustee	Since March 2015	128	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since January 2013	128	Private Investor (2011–Present)	None

H. Jeffrey Dobbs[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 May 1955	Trustee	Since December 2021	128	KPMG LLP (2010-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 May 1960	Trustee	Since January 2001	128	Drexel University -President (August 2010–Present)	Federal Reserve Bank of Philadelphia (2020–Present)
FS Credit Real Estate Income Trust, Inc. (2018–Present)
vTv Therapeutics Inc. (2017–Present) Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr.[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1967	Trustee	Since December 2021	128	University of Oklahoma
-President (2020–Present)
-Interim President (2019–2020)
-Vice President and Dean, College of Law (2010–2019)
Brookhaven Investments LLC (commercial enterprises)
-Managing Member (2019–Present)
St. Clair, LLC (commercial enterprises)
				-Managing Member (2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds (1998-2021)

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence[3] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 September 1957	Trustee	Since December 2021	128	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc. (2021-Present)
Sera Prognostics Inc. (biotechnology) (2021-Present)
Recology (resource recovery) (2021-Present)
Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)
National Association of Corporate Directors (2017-Present)
Ivy Funds Complex (2019-2021)
American Shared Hospital Services (medical device) (2017-2021)
Ivy NextShares (2019) Westar Energy (utility) (2004-2018)

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 January 1956	Trustee	Since September 2011	128	Banco Itaú International -Chief Executive Officer (2012–2016)	Florida Chapter of National Association of Corporate Directors (2021-Present) Callon Petroleum Company (2019-Present)
Camden Property Trust (2011-Present)
New Senior Investment Group Inc. (2021)
					Carrizo Oil & Gas, Inc. (2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 March 1956	Trustee	Since January 2013	128	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–Present) HSBC North America Holdings Inc. (2013–Present) HSBC Finance Corporation (2013–2018)

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 August 1959	Trustee	Since January 2019	128	Gore Creek Capital, Ltd. -Chief Executive Officer and President (2009–Present)	The Merger Fund (2013–2021),
The Merger Fund VL (2013–2021),
WCM Alternatives: Event-Driven Fund (2013–2021),
and WCM Alternatives: Credit Event Fund (2017–2021)
Grange Insurance (2013–Present)
H&R Block Corporation (2008–Present)

Board of trustees / directors and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 July 1948	Trustee	Since April 1999	128	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Okabena Company (2009–2017)
Officers

David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	128	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[4]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	128	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[4]

Name, Address, and Birth Date	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	128	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

2 Macquarie Asset Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

3Messrs. Dobbs and Harroz and Ms. Lawrence were elected as Trustees of the Trust effective December 17, 2021.

4 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Shawn K. Lytle
President and Chief Executive Officer Delaware Funds by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital Management, LLC

Thomas L. Bennett
Chairman of the Board Delaware Funds by Macquarie Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs
John A. Fry
Sandra A.J. Lawrence
Frances Sevilla-Sacasa, Chair

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,887 for the fiscal year ended August 31, 2022.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $35,676 for the fiscal year ended August 31, 2021.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $958,376 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,297 for the fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,500 for the fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,044,000 and $9,044,00 for the registrant’s fiscal years ended August 31, 2022 and August 31, 2021, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 4, 2022

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 4, 2022